Equity (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Balance	[1]	224,087,799	130,414,799
Issuance of shares and warrants			93,673,000
Issuance of shares		100,000,000
Exercise of warrants		66,861,280
Balance	[1]	390,949,079	224,087,799

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.